Derivative Instruments (Details 1) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ (387,941)	$ 14,668,997
Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,488,216	10,890,611
Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(956,377)	864,739
Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,988,070	2,402,342
Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(560)	1,620
Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,418,636	(279,515)
Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(11,671)	327,357
Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,504,174	(856,099)
Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	5,430,488	13,351,055
Total long forward currency contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(5,818,429)	1,317,942
Futures and Forward Currency Contracts Gains [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	23,546,270	14,714,148
Futures and Forward Currency Contracts Gains [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	8,530,208	22,964,140
Futures and Forward Currency Contracts Gains [Member] | Energies [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,656,534
Futures and Forward Currency Contracts Gains [Member] | Energies [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	454,900	11,259,709
Futures and Forward Currency Contracts Gains [Member] | Grains [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	108,438	2,660
Futures and Forward Currency Contracts Gains [Member] | Grains [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	27,625	963,418
Futures and Forward Currency Contracts Gains [Member] | Interest Rates [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	100,513	7,566,927
Futures and Forward Currency Contracts Gains [Member] | Interest Rates [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,831,719	198
Futures and Forward Currency Contracts Gains [Member] | Livestock [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	220
Futures and Forward Currency Contracts Gains [Member] | Livestock [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		8,600
Futures and Forward Currency Contracts Gains [Member] | Metals [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	3,111,912	405,566
Futures and Forward Currency Contracts Gains [Member] | Metals [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,384,686	3,218,169
Futures and Forward Currency Contracts Gains [Member] | Softs [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	85,545	1,987
Futures and Forward Currency Contracts Gains [Member] | Softs [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	51,203	403,806
Futures and Forward Currency Contracts Gains [Member] | Stock Indices [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,842,192	337,899
Futures and Forward Currency Contracts Gains [Member] | Stock Indices [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,346,994	250,827
Futures and Forward Currency Contracts Gains [Member] | Futures Contracts [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	6,905,354	8,315,039
Futures and Forward Currency Contracts Gains [Member] | Futures Contracts [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	6,097,127	16,104,727
Futures and Forward Currency Contracts Gains [Member] | Total long forward currency contracts [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	16,640,916	6,399,109
Futures and Forward Currency Contracts Gains [Member] | Total long forward currency contracts [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,433,081	6,859,413
Futures And Forward Currency Contracts Losses [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(6,415,354)	(7,746,698)
Futures And Forward Currency Contracts Losses [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(26,049,065)	(15,262,593)
Futures And Forward Currency Contracts Losses [Member] | Energies [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(615,478)	(81,910)
Futures And Forward Currency Contracts Losses [Member] | Energies [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(7,740)	(287,188)
Futures And Forward Currency Contracts Losses [Member] | Grains [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(11,390)	(90,260)
Futures And Forward Currency Contracts Losses [Member] | Grains [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,081,050)	(11,079)
Futures And Forward Currency Contracts Losses [Member] | Interest Rates [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(362,761)	(552,157)
Futures And Forward Currency Contracts Losses [Member] | Interest Rates [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(581,401)	(4,612,626)
Futures And Forward Currency Contracts Losses [Member] | Livestock [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(780)
Futures And Forward Currency Contracts Losses [Member] | Livestock [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		(6,980)
Futures And Forward Currency Contracts Losses [Member] | Metals [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,261,081)	(2,704,690)
Futures And Forward Currency Contracts Losses [Member] | Metals [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,816,881)	(1,198,560)
Futures And Forward Currency Contracts Losses [Member] | Softs [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(7,010)
Futures And Forward Currency Contracts Losses [Member] | Softs [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(141,409)	(78,436)
Futures And Forward Currency Contracts Losses [Member] | Stock Indices [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,507,335)	(652,615)
Futures And Forward Currency Contracts Losses [Member] | Stock Indices [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(177,677)	(792,210)
Futures And Forward Currency Contracts Losses [Member] | Futures Contracts [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(3,765,835)	(4,081,632)
Futures And Forward Currency Contracts Losses [Member] | Futures Contracts [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(3,806,158)	(6,987,079)
Futures And Forward Currency Contracts Losses [Member] | Total long forward currency contracts [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(2,649,519)	(3,665,066)
Futures And Forward Currency Contracts Losses [Member] | Total long forward currency contracts [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ (22,242,907)	$ (8,275,514)